UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007

Check here if Amendment             [   ]; Amendment Number:
This Amendment (Check only one):    [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TAMRO Capital Partners LLC
Address:  1660 Duke Street, Suite 200
          Alexandria, VA  22314

Form 13F File Number:  28-10212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Betsy M. Moszeter,
Title:     Chief Compliance Officer & Operations Manager
Phone:     703-740-1011






Signature,                    Place, and                    Date of Signing:
----------                    ----------                    ----------------
Betsy Moszeter              Alexandria, VA                    May 9, 2007

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name

FORM 13F SUMMARY PAGE Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      113

Form 13F Information Table Value Total:  $702,510.51
                                            (x1000)

List of Other Included Managers:


TAMRO Holdings as of 12/31/06


Column 1                  Column 2    Column 3    Column 4       Column 5          Column 6       Column 7           Column 8
--------                  --------    --------    --------       --------          --------       --------           --------
                                                                                  Investment                     Voting Authority
                                                                                  Discretion
                                                                                -----------------             ----------------------
                                                                 Amount and
Name of Issuer            Title         Cusip     Fair Market    Type of                           Other      Sole  Shared     None
                          of Class                Value ($000)   Security       Sole Shared Other  Managers
------------------------------------------------------------------------------------------------------------------------------------
TAMRO Holdings as of 3/31/07
99 CENTS ONLY STORES      Common      65440K106           46.99        3,190  SH       X                                     3,190
BOB EVANS FARMS INC.      Common      096761101       11,095.53      300,285  SH       X                    270,335         29,950
CALIFORNIA PIZZA
  KITCHEN INC.            Common      13054D109       11,167.67      339,546  SH       X                    305,546         34,000
CARMAX INC.               Common      143130102           40.98        1,670  SH       X                                     1,670
CHAMPION ENTERPRISES INC. Common      158496109           27.90        3,170  SH       X                                     3,170
COMCAST CORP. (CL A)      Common      20030N101        2,433.64       93,782  SH       X                     93,782
DISCOVERY HOLDINGS        Common      25468Y107           39.41        2,060  SH       X                                     2,060
DOW JONES & CO INC COM    Common      260561105        3,430.45       99,520  SH       X                     97,820          1,700
FORD MOTOR CO.            Common      345370860        2,411.66      305,660  SH       X                    305,660
FRED'S INC.               Common      356108100       14,314.35      973,765  SH       X                    876,355         97,410
GRAY TELEVISION INC.      Common      389375106        8,164.49      783,540  SH       X                    705,865         77,675
HOME DEPOT INC.           Common      437076102        2,341.44       63,730  SH       X                     63,730
LA-Z-BOY INC.             Common      505336107            2.35          190  SH       X                        190
LIBERTY MEDIA HLDG CORP.
  INTER                   Common      53071M104           27.39        1,150  SH       X                                     1,150
MCDONALD'S CORP.          Common      580135101        3,443.13       76,429  SH       X                     75,349          1,080
NETFLIX INC.              Common      64110L106       15,353.13      662,058  SH       X                    609,308         52,750
P.F. CHANG'S CHINA BISTRO
  INC.                    Common      69333Y108       13,319.72      318,045  SH       X                    286,215         31,830
SHARPER IMAGE CORP.       Common      820013100        7,533.89      681,800  SH       X                    611,420         70,380
VAIL RESORTS INC.         Common      91879Q109        5,179.12       95,327  SH       X                     85,787          9,540
WAL-MART STORES INC.      Common      931142103        3,276.64       69,790  SH       X                     69,790
WASHINGTON POST CO.       Common      939640108           46.57           61  SH       X                                        61
EBAY INC.                 Common      278642103        3,559.32      107,370  SH       X                    107,370
ANHEUSER-BUSCH COS. INC.  Common      035229103        4,070.61       80,670  SH       X                     79,690            980
COCA-COLA CO.             Common      191216100        2,872.13       59,836  SH       X                     59,836
HAIN CELESTIAL GROUP INC. Common      405217100       21,478.01      714,267  SH       X                    654,697         59,570
KROGER CO.                Common      501044101          419.80       14,860  SH       X                     14,860
NBTY INC.                 Common      628782104       10,632.61      200,464  SH       X                    180,479         19,985
PEPSICO INC.              Common      713448108          282.21        4,440  SH       X                      4,440
PERFORMANCE FOOD GROUP
  CO.                     Common      713755106       11,696.03      378,880  SH       X                    341,090         37,790
SARA LEE CORP.            Common      803111103          324.69       19,190  SH       X                     19,190
SUNOPTA INC.              Common      8676EP108       13,616.00    1,144,202  SH       X                  1,027,102        117,100
WM. WRIGLEY JR. CO.       Common      982526105        2,441.58       47,940  SH       X                     47,940
WALGREEN CO.              Common      931422109        2,419.78       52,730  SH       X                     52,730
ANADARKO PETE CORP.       Common      032511107        2,932.96       68,240  SH       X                     67,690            550
CHEVRON CORP.             Common      166764100        2,411.84       32,610  SH       X                     32,610
DYNEGY INC.               Common      26817G102            5.55          599  SH       X                        599
EXXON MOBIL CORP.         Common      30231G102          353.03        4,679  SH       X                      4,679
HELMERICH & PAYNE INC.    Common      423452101       13,036.70      429,687  SH       X                    386,427         43,260
NATIONAL OILWELL VARCO
  INC.                    Common      637071101        4,025.63       51,750  SH       X                     51,750
TIDEWATER INC.            Common      886423102        8,788.58      150,027  SH       X                    135,047         14,980
WHITING PETROLEUM CORP.   Common      966387102       10,008.64      253,962  SH       X                    228,562         25,400
WILLBROS GROUP INC.       Common      969199108       15,697.22      696,416  SH       X                    626,381         70,035
XTO ENERGY INC.           Common      98385X106        2,384.24       43,500  SH       X                     43,500
AMERICAN INTL GROUP INC.  Common      026874107        3,570.05       53,110  SH       X                     53,110
BERKSHIRE HATHAWAY INC.
  (CL B)                  Common      084670207        5,197.92        1,428  SH       X                      1,428
CAPITAL ONE FINANCIAL
  CORP.                   Common      14040H105        3,276.10       43,415  SH       X                     43,415
CITIGROUP INC.            Common      172967101        2,523.10       49,145  SH       X                     49,145
FELCOR LODGING TRUST INC. Common      31430F101       12,243.74      471,457  SH       X                    424,917         46,540
FIRST MARBLEHEAD CORP.    Common      320771108        3,064.64       68,270  SH       X                     68,270
GAMCO INVESTORS INC.      Common      361438104        9,006.66      207,862  SH       X                    187,482         20,380
GOLDMAN SACHS GROUP INC.  Common      38141G104        3,223.43       15,600  SH       X                     15,600
INNKEEPERS USA TRUST      Common      4576J0104        9,696.42      595,603  SH       X                    536,393         59,210
JPMORGAN CHASE & CO.      Common      46625H100          348.43        7,202  SH       X                      7,202
JANUS CAPITAL GROUP INC.  Common      47102X105        3,439.90      164,510  SH       X                    162,250          2,260
KMG AMERICA CORP.         Common      482563103            2.75          595  SH       X                        595
KNIGHT CAPITAL GROUP INC. Common      499005106        9,730.53      614,301  SH       X                    553,031         61,270
LEGG MASON INC.           Common      524901105        2,993.99       31,780  SH       X                     31,780
RAYMOND JAMES FINANCIAL
  INC.                    Common      754730109        5,528.19      185,759  SH       X                    166,364         19,395
SAFEGUARD SCIENTIFICS INC.Common      786449108        8,525.88    2,880,364  SH       X                  2,578,005        302,359
WASHINGTON REIT           Common      939653101        6,752.70      180,457  SH       X                    162,437         18,020
WELLS FARGO & CO.         Common      949746101        3,261.55       94,730  SH       X                     94,730
ANALOGIC CORP.            Common      032657207       10,262.90      163,214  SH       X                    146,924         16,290
ELI LILLY & CO.           Common      532457108           26.86          500  SH       X                                       500
JOHNSON & JOHNSON         Common      478160104        3,222.10       53,470  SH       X                     53,470
MEDIMMUNE INC.            Common      584699102           29.84          820  SH       X                                       820
MERCK & CO. INC.          Common      589331107        2,468.88       55,895  SH       X                     55,895
PERRIGO CO.               Common      714290103       10,564.69      598,227  SH       X                    538,477         59,750
PHARMACEUTICAL PROD.
  DEV. INC.               Common      717124101        5,539.88      164,437  SH       X                    147,397         17,040
SCHERING-PLOUGH CORP.     Common      806605101        4,141.37      162,343  SH       X                    162,343
TEVA PHARMACEUTICAL
  INDUSTRIES              Common      881624209          463.38       12,380  SH       X                     12,380
UNITEDHEALTH GROUP INC.   Common      91324P102        4,235.48       79,960  SH       X                     79,960
ACCO BRANDS CORP.         Common      00081T108       14,114.09      585,890  SH       X                    527,380         58,510
AVERY DENNISON CORP.      Common      053611109          306.52        4,770  SH       X                      4,320            450
BALDOR ELEC CO.           Common      057741100       15,859.71      420,236  SH       X                    384,976         35,260
GENERAL CABLE CORP.       Common      369300108       19,773.75      370,087  SH       X                    338,852         31,235
INTERMEC INC.             Common      458786100           13.40          600  SH       X                                       600
JETBLUE AIRWAYS CORP.     Common      477143101       14,177.32    1,231,739  SH       X                  1,126,529        105,210
MANITOWOC CO.             Common      563571108        6,219.71       97,902  SH       X                     88,112          9,790
RAYTHEON CO.              Common      755111507          313.71        5,980  SH       X                      5,980
SOUTHWEST AIRLINES CO.    Common      844741108        3,264.43      222,070  SH       X                    222,070
STEELCASE INC.            Common      858155203       14,362.55      722,099  SH       X                    647,869         74,230
TELEFLEX INC.             Common      879369106        8,995.38      132,149  SH       X                    118,949         13,200
TREX CO. INC.             Common      89531P105        8,797.27      408,605  SH       X                    367,635         40,970
UNITED PARCEL SERVICE
  INC.                    Common      911312106        2,091.78       29,840  SH       X                     29,840
WATSON WYATT WORLDWIDE
  INC.                    Common      942712100       13,885.83      285,423  SH       X                    256,933         28,490
ALCOA INC.                Common      013817101        3,567.53      105,237  SH       X                    105,237
BOWATER INC.              Common      102183100       19,358.35      812,693  SH       X                    744,083         68,610
CABOT MICROELECTRONICS
  CORP.                   Common      12709P103       11,789.76      351,828  SH       X                    316,628         35,200
DOW CHEMICAL CO.          Common      260543103        3,363.37       73,340  SH       X                     73,340
E.I. DUPONT DE NEMOURS
  & CO.                   Common      263534109        3,170.00       64,131  SH       X                     64,131
HEADWATERS INC.           Common      42210P102        8,796.70      402,595  SH       X                    362,305         40,290
SYMYX TECHNOLOGIES INC.   Common      87155S108       10,657.78      601,455  SH       X                    541,305         60,150
ANDREW CORP.              Common      034425108       10,816.63    1,021,400  SH       X                    919,470        101,930
AVOCENT CORP.             Common      053893103       11,332.23      420,179  SH       X                    384,649         35,530
CISCO SYSTEMS INC.        Common      17275R102        4,509.75      176,645  SH       X                    176,645
CITRIX SYSTEMS INC.       Common      177376100        1,868.47       58,335  SH       X                     58,335
COGNEX CORP.              Common      192422103           37.71        1,740  SH       X                                     1,740
DELL INC COM              Common      24702R101        2,838.35      122,290  SH       X                    121,390            900
DOUBLE-TAKE SOFTWARE INC. Common      258598101        7,542.90      558,320  SH       X                    502,710         55,610
EMC CORP.                 Common      268648102        5,301.23      382,760  SH       X                    382,760
EMULEX CORP.              Common      292475209       10,137.98      554,291  SH       X                    498,891         55,400
INTUIT INC.               Common      461202103        3,355.29      122,635  SH       X                    122,635
L-1 IDENTITY SOLUTIONS
  INC.                    Common      50212A106       16,503.79      999,624  SH       X                    917,958         81,666
LEVEL 3 COMMUNICATIONS
  INC.                    Common      52729N100           31.23        5,120  SH       X                                     5,120
MANTECH INT'L CORP.       Common      564563104        6,653.90      199,159  SH       X                    179,244         19,915
MICROSOFT CORP.           Common      594918104        4,550.33      163,270  SH       X                    161,820          1,450
PACKETEER INC.            Common      695210104       14,717.79    1,185,007  SH       X                  1,087,937         97,070
POLYCOM INC.              Common      73172K104       10,872.95      326,221  SH       X                    300,301         25,920
RIGHTNOW TECHNOLOGIES
  INC.                    Common      76657R106       10,845.77      662,135  SH       X                    596,125         66,010
TIBCO SOFTWARE INC.       Common      88632Q103       11,020.77    1,293,518  SH       X                  1,163,948        129,570
VALUECLICK INC.           Common      92046N102       12,562.39      480,765  SH       X                    432,625         48,140
YAHOO! INC.               Common      984332106           38.80        1,240  SH       X                                     1,240
AES CORP.                 Common      00130H105        3,598.36      167,210  SH       X                    167,210

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                                                    $702,510.51